Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 663,555	$ 668,084
Short-term investments	489,437	389,698
Accounts receivable, net of allowance for credit losses of $18,226 and $17,296, respectively	349,278	381,877
Inventories, net	279,256	398,385
Prepaid expenses and other current assets (of which $52 and $78 in 2024 and 2023 due from related parties, respectively)	178,327	309,516
Total current assets	1,959,853	2,147,560
Long-term assets:
Property, plant and equipment, net of accumulated depreciation of $516,324 and $516,765, respectively	753,611	765,037
Goodwill	2,425,418	2,475,732
Intangible assets, net of accumulated amortization of $693,062 and $748,590, respectively	303,815	526,821
Fair value of derivative instruments - long-term	3,174	3,083
Other long-term assets	243,751	196,957
Total long-term assets	3,729,769	3,967,630
Total assets	5,689,622	6,115,190
Current liabilities:
Current portion of long-term debt	53,481	587,970
Accrued and other current liabilities	406,876	407,168
Accounts payable	83,272	84,155
Total current liabilities	543,629	1,079,293
Long-term liabilities:
Long-term debt, net of current portion	1,338,067	921,824
Fair value of derivative instruments - long-term	0	98,908
Other long-term liabilities	240,587	207,401
Total long-term liabilities	1,578,654	1,228,133
Commitments and contingencies
Equity:
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding	0	0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding	0	0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued—223,904 shares in 2024 and 230,829 in 2023	2,601	2,702
Additional paid-in capital	1,666,070	1,915,115
Retained earnings	2,448,122	2,456,800
Accumulated other comprehensive loss	(474,539)	(433,830)
Less treasury shares, at cost—1,614 and 2,627 shares, respectively	(74,915)	(133,023)
Total equity	3,567,339	3,807,764
Total liabilities and equity	$ 5,689,622	$ 6,115,190